Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions	D4 Related party transactions
Transactions between the Company and its subsidiaries or intra-group transactions are eliminated on consolidation. Intra-group transactions of the Group mainly related to a limited number of loans, guarantees or services provided by the Company to or from other business units, or between business units, including investment management services provided by the Group’s asset managers to the insurance operations businesses as shown in note B1.3. All intra-group transactions are subject to the same internal approval framework as external transactions. Given the nature of the Group’s business, there has historically been limited interconnectedness across the Group. The Group reviews its recovery plan (that also covers intra-group transactions and the level of the Group’s interconnectivity risk) on an annual basis and details the remedial actions that could be used to restore financial strength and viability if the Group were to come under severe stress.
The Company has transactions and outstanding balances with collective investment schemes and similar entities that are not consolidated and where a Group company acts as manager, which are regarded as related parties for the purposes of IAS 24. The balances are included in the Group’s statement of financial position at fair value or amortised cost in accordance with IFRS 9 classifications with the corresponding amounts included in the income statement. The transactions include amounts paid on issue of shares or units, amounts received on cancellation of shares or units, distributions received and amounts paid in respect of the periodic charge and administration fee.
There are no material transactions between the Group’s joint ventures and associates which are accounted for on an equity method basis, and other Group companies, except for the $174 million cash advanced in 2024 to the Group's life joint venture in
Mainland China that has subsequently been converted into a capital injection in 2025. There were no other transactions with related parties during the year ended 31 December 2025 that have had a material effect on the results or financial position of the
Group.
Key management personnel of the Company, as described in note B2.3, may from time to time purchase insurance or asset management products marketed by Group companies in the ordinary course of business on substantially the same terms as those prevailing at the time for comparable transactions with other persons. In 2025, 2024 and 2023, transactions with key management personnel were not deemed to be significant both by virtue of their size and in the context of the individuals’
financial positions. All of these transactions were on terms broadly equivalent to those that prevailed in arm’s-length transactions.
Key management remuneration is disclosed in note B2.3.
Additional details on the Directors’ interests in Prudential plc shares, transactions or arrangements are given in the Compensation and Employees section.